Derivative instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative 1 [Line Items]
Derivative financial assets	$ 148,325	$ 186,435
Derivative financial liabilities	156,267	180,678
Notional amounts	35,887,100	29,839,600
Interest rate
Derivative 1 [Line Items]
Derivative financial assets	35,300	42,100
Derivative financial liabilities	30,900	36,600
Notional amounts	25,432,300	20,493,300
Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	48,700	101,100
Derivative financial liabilities	49,900	94,600
Notional amounts	8,157,500	7,484,900
Equity / index
Derivative 1 [Line Items]
Derivative financial assets	50,800	36,900
Derivative financial liabilities	62,600	42,700
Notional amounts	1,789,000	1,458,100
Credit derivatives
Derivative 1 [Line Items]
Derivative financial assets	3,900	3,100
Derivative financial liabilities	4,400	3,700
Notional amounts	162,900	143,800
Commodities
Derivative 1 [Line Items]
Derivative financial assets	9,200	2,600
Derivative financial liabilities	8,000	2,200
Notional amounts	250,000	172,500
Other
Derivative 1 [Line Items]
Derivative financial assets	400	600
Derivative financial liabilities	500	800
Notional amounts	95,500	86,900
of which: forwards | Over-the-counter (OTC) contracts | Interest rate
Derivative 1 [Line Items]
Derivative financial assets	100	100
Derivative financial liabilities	0	0
Notional amounts	1,426,200	944,400
of which: forwards | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	18,700	36,900
Derivative financial liabilities	18,200	32,300
Notional amounts	3,144,200	2,268,300
of which: swaps | Over-the-counter (OTC) contracts | Interest rate
Derivative 1 [Line Items]
Derivative financial assets	23,400	27,100
Derivative financial liabilities	17,700	20,300
Notional amounts	20,728,000	16,334,300
of which: swaps | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	23,800	55,500
Derivative financial liabilities	25,400	53,500
Notional amounts	3,994,500	4,060,500
of which: swaps | Over-the-counter (OTC) contracts | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	6,100	5,900
Derivative financial liabilities	12,500	8,200
Notional amounts	469,300	352,800
of which: options | Over-the-counter (OTC) contracts | Interest rate
Derivative 1 [Line Items]
Derivative financial assets	11,800	14,700
Derivative financial liabilities	13,100	16,100
Notional amounts	2,080,800	2,189,100
of which: options | Over-the-counter (OTC) contracts | Foreign exchange
Derivative 1 [Line Items]
Derivative financial assets	6,200	8,600
Derivative financial liabilities	6,300	8,700
Notional amounts	1,004,000	1,145,200
of which: options | Over-the-counter (OTC) contracts | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	7,600	4,400
Derivative financial liabilities	12,900	8,300
Notional amounts	405,400	226,100
of which: options | Exchange-traded derivatives (ETD) | Equity / index
Derivative 1 [Line Items]
Derivative financial assets	16,700	13,400
Derivative financial liabilities	16,400	13,500
Notional amounts	800,800	793,400
of which: futures | Exchange-traded derivatives (ETD) | Interest rate
Derivative 1 [Line Items]
Notional amounts	938,000	827,500
of which: futures | Exchange-traded derivatives (ETD) | Equity / index
Derivative 1 [Line Items]
Notional amounts	$ 90,900	$ 84,600